Digital Assets - Schedule of Additional Information About Digital Assets (Details) - USDT [Member]	9 Months Ended
Sep. 30, 2025 USD ($)
Crypto Asset, Activity [Line Items]
Opening balance
Purchases of USDT	719,400
Addition of USDT from private placement	8,900,000
Exchange of USDT into BTC	(748,200)
Exchange of USDT into ENA	(6,149,900)
Exchange of USDT into USDe	(500,000)
Payment of operating expenses	(138,800)
Ending balance	$ 2,082,500